Equity (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Common shares repurchased (in shares)	1,438,278	357,602
Cost of shares repurchased, inclusive of commissions	$ 22.1	$ 5.0
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 15.37	$ 13.93